MARKETABLE SECURITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Proceeds from maturity of available for sale marketable securities	$ 192,585	$ 80,391
Proceeds from sales of available-for sale marketable securities	2,502	934
Realized losses	35	68
Unrealized losses	2,912	8,087
Amount of unrealized loss part included in previous year	$ 2,692	$ 1,191